Note 8 - Components of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Customer Relationships [Member]
Customer relationships	¥ 6,424,471	¥ 6,424,471
Customer relationships	(3,007,558)	(2,619,544)
Customer relationships	6,424,471	6,424,471
Intangible assets subject to amortization—net	3,416,913	3,804,927
Telephone rights	36,546	29,352
Indefinite-Lived Trademarks	96,000	107,000
Goodwill	6,169,609	6,169,609	¥ 5,969,951
Total	6,302,155	6,305,961
Total intangible assets	¥ 9,719,068	¥ 10,110,888